Note 11 - Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of gain / (loss) recognized	Nine Months Ended September 30, 2019	Nine Months Ended September 30, 2020
Interest rate swap contract – Unrealized gain / (loss)	Loss on derivative, net	41,435	(582,850)
Interest rate swap contract - Realized (loss) / gain	Loss on derivative, net	(44,320)	18,219
Total loss on derivative		(2,885)	(564,631)

Fair Value Measurements, Nonrecurring [Table Text Block]
	September 30, 2020
	Fair Value	Level 1	Level 2	Level 3	Loss 2020
Vessel held for sale	$3,873,406	-	$3,873,406	-	$121,165